Kayne Anderson Renewable Infrastructure Fund
Schedule of Investments (Unaudited)
March 31, 2024
	Shares	Value
Common Stocks — 94.61%
Green Utilities — 43.66%*
Algonquin Power & Utilities Corp.(a)	235,928	$1,491,065
Centrais Eletricas Brasileiras SA - Electrobas(a)	104,341	866,908
E.ON SE(a)	90,152	1,255,093
EDP - Energias de Portugal SA(a)	270,096	1,053,819
Enel SpA(a)	270,013	1,782,496
Eversource Energy	30,232	1,806,967
Hydro One Limited(a)	29,647	864,535
Iberdrola SA(a)	154,562	1,919,721
NextEra Energy, Inc.	37,603	2,403,208
SSE plc(a)	60,452	1,260,302
Xcel Energy, Inc.	17,143	921,436
		15,625,550
Other — 22.89%
Cameco Corporation(a)	24,729	1,071,260
Constellation Energy Corporation	7,812	1,444,048
First Solar, Inc.(b)	7,598	1,282,542
General Electric Company	7,748	1,360,006
Polaris Renewable Energy, Inc.(a)	79,602	685,804
Quanta Services, Inc.	5,540	1,439,292
Siemens Energy AG(a)(b)	29,304	537,840
Talen Energy Corporation(b)	3,943	372,022
		8,192,814
Renewable Power Companies — 18.02%
Brookfield Renewable Partners LP(a)	31,529	732,419
Drax Group plc(a)	98,496	623,323
ERG SpA(a)	27,779	697,421
Orsted A/S(a)(b)	27,454	1,534,098
RWE AG(a)	31,891	1,083,889
The AES Corporation	99,291	1,780,288
		6,451,438
Wind & Solar Yield Companies — 5.99%
Atlantica Sustainable Infrastructure plc(a)	58,101	1,073,707
Clearway Energy, Inc. - Class C	46,438	1,070,396
		2,144,103
Renewable Energy Developers — 4.05%
Neoen SA(a)	28,120	796,062
Serena Energia SA(a)(b)	232,958	434,294
Sunnova Energy International, Inc.(b)	35,581	218,112
		1,448,468
Total Common Stocks (Cost $33,039,704)		33,862,373

Money Market Funds — 3.59%
First American Treasury Obligations Fund, Class X, 5.22%(c)	1,284,782	1,284,782
Total Money Market Funds (Cost $1,284,782)		1,284,782

Total Investments (Cost $34,324,486) — 98.20%		35,147,155
Other Assets in Excess of Liabilities — 1.80%		644,805
Total Net Assets — 100.00%		$35,791,960

*	As of March 31, 2024, the Fund had a significant portion of its assets concentrated in this sector or geographic location and therefore is subject to additional risks.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2024.

Kayne Anderson Renewable Infrastructure Fund Schedule of Open Forward Currency Contracts March 31, 2024 (Unaudited)

Schedule of Open Forward Currency Contracts*
March 31, 2024 (Unaudited)

							Unrealized
Settlement	Currency to be		Value	Currency to be		Value	Appreciation
Date	Delivered		(USD)	Received		(USD)	(Depreciation)**
6/28/2024	1,316,875	BRL	1,311,432	1,316,875	USD	1,316,875	5,443
6/28/2024	3,968,544	CAD	3,913,663	3,968,544	USD	3,968,544	54,881
6/28/2024	2,430,134	USD	2,430,135	2,419,826	CAD	2,419,826	(10,309)
6/28/2024	1,532,053	DKK	1,530,153	1,532,053	USD	1,532,053	1,900
6/28/2024	9,155,239	EUR	9,074,150	9,155,238	USD	9,155,238	81,088
6/28/2024	1,892,506	GBP	1,892,949	1,892,506	USD	1,892,506	(443)
			$20,152,482			$20,285,042	$132,560
BRL - Brazilian Real
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar

* Bannockburn Global Forex, LLC is the counterparty for all open forward currency contracts held by the Fund as of March 31, 2024.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks
Green Utilities	$8,354,119	$7,271,431	$–	$15,625,550
Other	7,654,974	537,840	–	8,192,814
Renewable Power Companies	3,136,030	3,315,408	–	6,451,438
Wind & Solar Yield Companies	2,144,103	–	–	2,144,103
Renewable Energy Developers	652,406	796,062	–	1,448,468
Total Common Stocks	21,941,632	11,920,741	–	33,862,373
Money Market Funds	$1,284,782	$–	$–	$1,284,782
	$23,226,414	$11,920,741	$–	$35,147,155
Other Instruments
Forward Currency Contracts	$–	$132,560	$–	$132,560
	$–	$132,560	$–	$132,560

For the period ended March 31, 2024, there were no transfers into or out of Level 3 securities.